Expense Example, No Redemption - PGIM Jennison Energy Infrastructure Fund	Nov. 30, 2024 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 690
Expense Example, No Redemption, 3 Years	996
Expense Example, No Redemption, 5 Years	1,324
Expense Example, No Redemption, 10 Years	2,248
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	226
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	1,195
Expense Example, No Redemption, 10 Years	2,383
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,443
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	113
Expense Example, No Redemption, 3 Years	353
Expense Example, No Redemption, 5 Years	612
Expense Example, No Redemption, 10 Years	$ 1,352